Commitments - Summary of Expenditure Commitments Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Commitments [Line Items]
Commercial commitments	$ 63	$ 47
Within One Year
Commitments [Line Items]
Commercial commitments	$ 63	$ 47